Shareholders’ Equity (Deficit) (Details) - Schedule of option activity - $ / shares		6 Months Ended	12 Months Ended
	Jan. 01, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of option activity [Abstract]
Number of Options, Outstanding
Weighted Average Exercise Price, Outstanding
Weighted Average Contractual Term in Years, Outstanding	2 years 9 months 3 days
Number of Options, Granted			90,000
Weighted Average Exercise Price, Granted			$ 2.50
Weighted Average Contractual Term in Years, Granted			5 years
Number of Options, Exercised			77,500
Weighted Average Exercise Price, Exercised			$ 2.50
Weighted Average Contractual Term in Years, Exercised
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Contractual Term in Years, Forfeited
Number of Options, Cancelled			(12,500)
Weighted Average Exercise Price, Cancelled			$ 2.50
Weighted Average Contractual Term in Years, Cancelled
Number of Options, Expired
Weighted Average Exercise Price, Expired
Weighted Average Contractual Term in Years, Expired
Number of Options, Outstanding
Weighted Average Exercise Price, Outstanding	$ 2.50	$ 2.50
Weighted Average Contractual Term in Years, Outstanding		2 years 5 months 15 days
Number of Options, Exercisable		4,450,460
Weighted Average Exercise Price, Exercisable		$ 2.50
Weighted Average Contractual Term in Years, Exercisable